7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

June 1, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Mutual Funds (the “Registrant”)

(File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 24, 2018 to Voya Global Equity Fund’s Class A, Class C, Class I, Class T, and Class W shares Prospectus and to Voya International High Dividend Low Volatility Fund’s Class A, Class I, and Class T shares Prospectus, each dated February 28, 2018.

The purpose of the filing is to submit the 497(e) filing dated May 24, 2018 in XBRL for the Voya Global Equity Fund and Voya International High Dividend Low Volatility Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management